U. S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

          United Services Insurance Funds
          7900 Callaghan Road
          San Antonio, Texas 78229

2.   Name of each series or class of funds for which this notice is filed:

          Schabacker Select Fund

3.   Investment Company Act File Number: 811-8766

          Securities Act File Number:  33-83870

4.   Last day of fiscal year for which this notice is filed:

          December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

         None

9.   Number and aggregate sale price of securities sold during the fiscal year:

         Number of Shares -- 34,794
         Aggregate Sales Price -- $363,372

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

         Number of Shares -- 34,794
         Aggregate Sales Price -- $363,372

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

         Number of Shares -- 1,106
         Aggregate Sales Price -- $11,425

12.  Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during
               the fiscal year in reliance on rule 24f-2
               (from Item 10): .....................................  $363,372

          (ii) Aggregate price of shares issued in connection
               with  dividend reinvestment plans (from Item 11,
               if applicable): .....................................  + 11,425

          (iii)Aggregate  price of shares  redeemed  or
               repurchased  during the fiscal year
               (if applicable): ....................................  - 42,254

          (iv) Aggregate  price of shares redeemed or
               repurchased and previously applied as a
               reduction to filing fees  pursuant to
               rule 24e-2 (if applicable): .........................       + 0

          (v)  Net  aggregate  price of  securities  sold and
               issued  during the fiscal year in reliance on
               rule 24f-2 [line (i),  plus line (ii), less
               line (iii), plus line (iv)] (if applicable): ........  $332,543

          (vi) Multiplier  prescribed by Section 6(b) of
               the  Securities  Act of 1933 or other
               applicable law or regulation (see
               Instruction C.6): ...................................  x 1/2900

          (vii)Fee due  [line  (i) or line  (v)  multiplied by
               line  (vi)]: ........................................  $ 114.67
                                                                      ========

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

          / X /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         January 18, 1996

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:      /S/ Teresa G. Rowan
         ----------------------------------------
         TERESA G. ROWAN
         Vice President, Chief Financial Officer,
         Accounting Officer, Treasurer

Date:    January 23, 1996